                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001
                                                        -------------

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               (Please read instructions before preparing form.)
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If amended report check here:  [_]

Michael B. Elefante
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Name of Institutional Investment Manager

Hemenway & Barnes          60 State Street         Boston,     MA     02109
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Business Address              (Street)              (City)   (State)   (Zip)

   (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------ATTENTION------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
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 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of

  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2001.

                                 Michael B. Elefante
                                 -------------------------------------------
                                 (Name of Institutional Investment Manager)

                                 -------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                            13F File No.:             Name:                                           13F File No.:
1.  Timothy F. Fidgeon (17)*     28-06169                   6.
------------------------------   --------------------      ------------------------------------------      -------------------
2.  Fiduciary Trust Co.          28-471                     7.
------------------------------   --------------------      ------------------------------------------      -------------------
3.  Gannett, Welsh & Kotler      28-4145                    8.
------------------------------   --------------------      ------------------------------------------      -------------------
4.  Roy A. Hammer (14)*          28-5798                    9.
------------------------------   --------------------      ------------------------------------------      -------------------
5.   State Street Boston Corp.   28-399                    10.
------------------------------   --------------------      ------------------------------------------      -------------------

*   Refers to manager number on attached detail in Item 7.

                                                                        PAGE: 1

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP       FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER      MARKET    PRINCIPAL   DISCRETION                 (A)       (B)     (C)
                                                          VALUE      AMOUNT     (A) (B) (C)                SOLE     SHARED   NONE
AES CORP                      COMMON STOCK   00130H105    513845     11936               xx                            11936
ABBOTT LABS                   COMMON STOCK   002824100    206400      4300               xx                             4300
AMERICAN HOME PRODUCTS        COMMON STOCK   026609107    660350     11240               xx                            11240
AMGEN INC                     COMMON STOCK   031162100    436896      7200               xx                             7200
ANALOG DEVICES, INC.          COMMON STOCK   032654105    599013     13850               xx                            13850
AUTOMATIC DATA PROCESSING     COMMON STOCK   053015103    449785      9050               xx                             9050
AVERY DENNISON CORP           COMMON STOCK   053611109    405848      7950               xx                             7950
BP AMOCO PLC ADR              COMMON STOCK   055622104    865097     17354               xx                            17354
BERKSHIRE HATHAWAY INC        CLASS B        084670207    420900       183               xx                              183
BRISTOL-MYERS SQUIBB CO       COMMON STOCK   110122108    566932     10840               xx                            10840
CIGNA CORP                    COMMON STOCK   125509109    201222      2100               xx                             2100
CAPITAL ONE FINL CORP         COMMON STOCK   14040H105    234585      3900               xx                             3900
CISCO SYS INC                 COMMON STOCK   17275R102    221712     12182               xx                            12182
COGNEX                        COMMON STOCK   192422103    445128     13150               xx                            13150
CONEXANT SYSTEMS INC          COMMON STOCK   207142100    175832     19646               xx                            19646
DEVRY INC                     COMMON STOCK   251893103    390096     10800               xx                            10800
DOW JONES & CO INC            COMMON STOCK   260561105   8899238    149041               xx                           149041

                                                                        PAGE: 2

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:                     ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP       FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER      MARKET    PRINCIPAL   DISCRETION                 (A)       (B)     (C)
                                                          VALUE      AMOUNT     (A) (B) (C)                SOLE     SHARED   NONE
DOW JONES & CO INC            CLASS B        260561204  10215963    171093               xx                           171093
                              (RESTRICTED)
E I DU PONT DE NEMOURS & CO   COMMON STOCK   263534109    549550     11392               xx                            11392
EMC CORP                      COMMON STOCK   268648102    715163     24450               xx                            24450
EMERSON ELECTRIC CO           COMMON STOCK   291011104    393250      6500               xx                             6500
EXXON MOBIL CORP              COMMON STOCK   30231G102   1222900     14000               xx                            14000
FLEETBOSTON FINANCIAL CORP    COMMON STOCK   339030108    213425      5410               xx                             5410
FUEL CELL ENERGY INC          COMMON STOCK   35952H106    507980     22000               xx                            22000
GENERAL ELECTRIC CO           COMMON STOCK   369604103   3402116     69787               xx                            69787
GENERAL MILLS INC.            COMMON STOCK   370334104    218900      5000               xx                             5000
HEWLETT- PACKARD CO           COMMON STOCK   428236103    430430     15050               xx                            15050
INTEL CORPORATION             COMMON STOCK   458140100   1694043     57916               xx                            57916
JDS UNIPHASE CORP             COMMON STOCK   46612J101    128250     10260               xx                            10260
JEFFERSON-PILOT CORP          COMMON STOCK   475070108    976596     20211               xx                            20211
JOHNSON & JOHNSON             COMMON STOCK   478160104   1543000     30860               xx                            30860
KOPIN CORP                    COMMON STOCK   500600101    324138     26700               xx                            26700
MERCK & CO INC                COMMON STOCK   589331107   1401227     21925               xx                            21925
MICROSOFT CORP                COMMON STOCK   594918104    996450     13650               xx                            13650

                                                                        PAGE: 3

AS OF: JUNE 30, 2001             FORM 13F         SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:                     ITEM 2:       ITEM 3:       ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:             ITEM 8:
NAME OF ISSUER                 TITLE OF        CUSIP          FAIR     SHARES OR   INVESTMENT   MANAGERS         VOTING AUTHORITY
                                 CLASS        NUMBER         MARKET    PRINCIPAL   DISCRETION                 (A)      (B)    (C)
                                                             VALUE      AMOUNT     (A) (B) (C)                SOLE    SHARED  NONE
MINNESOTA MINING & MFG CO.    COMMON STOCK   604059105       604730      5300               xx                           5300
NOVO NORDISK A/S ADR          COMMON STOCK   670100205       202500      4500               xx                           4500
ORACLE CORP                   COMMON STOCK   68389X105       193800     10200               xx                          10200
PFIZER INC                    COMMON STOCK   717081103       358448      8950               xx                           8950
PROCTER & GAMBLE CO           COMMON STOCK   742718109       344520      5400               xx                           5400
ROCKWELL INT'L CORP (NEW)     COMMON STOCK   773903109       516526     13550               xx                          13550
SLI INC.                      COMMON STOCK   78442T108        93225     11300               xx                          11300
SCHLUMBERGER LTD              COMMON STOCK   806857108       231660      4400               xx                           4400
SEPRACOR INC                  COMMON STOCK   817315104       412925     10375               xx                          10375
TOTAL:                                                   43,584,594